FAIR VALUE MEASUREMENTS - Key inputs into the Monte Carlo simulation model and the modified Black-Scholes model at initial measurement (Details)	Jun. 30, 2023 Y $ / shares	Dec. 31, 2022 $ / shares Y	Dec. 31, 2021 Y $ / shares
Share Price
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input	10.76	10.26	9.72
Share Price | Level 3
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input	10.76	10.26
Exercise price
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input		11.50	11.50
Exercise price | Level 3
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input	11.50	11.50
Strike price of debt conversion
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input	1.00
Strike price of warrants
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input	11.50
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input	0.0547	0.0468	0.0138
Risk-free interest rate | Level 3
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input	0.0529	0.0468
Expected life of warrants
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input | Y	0.49	5.64	6.39
Expected life of warrants | Level 3
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input | Y	5.49	5.64
Expected volatility of underlying shares
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input	0.035	0.041	0.095
Expected volatility of underlying shares | Level 3
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input	0.035	0.041
Dividend yield
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input		0	0
Dividend yield | Level 3
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input	0	0
Probability of business combination
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities, measurement input		0.089	0.70